Debt securities in issue (Details) - Debt securities in issue - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Opening balance as at 1 January	€ 142,367	€ 124,670
Changes in liabilities arising from financing activities [abstract]
Additions	80,301	124,701
Redemptions / Disposals	(65,413)	(113,014)
Amortisation	357	1,098
Other	(149)	261
Changes in unrealised revaluations	472	1,139
Foreign exchange movement	(6,919)	3,512
Closing balance	€ 151,016	€ 142,367